Fair value measurements	12 Months Ended
Dec. 31, 2025
Fair value measurements
Fair value measurements

21Fair value measurements

Assets and liabilities measured or disclosed at fair value

The Company measures equity investment with readily determinable fair value at fair value on a recurring basis. The equity securities with readily determinable fair value are classified within Level 2 as the fair value is measured by using inputs derived from or corroborated by observable market data.

The Company’s non-financial long-lived assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired. The Company uses a combination of valuation methodologies, including market approach based on the Company’s best estimate to determine the fair value of these non-financial assets. The Company measures non-recurring fair value measurements as of the observable transaction dates. The fair value (Level 2) was evaluated for certain property and equipment based on quoted prices for similar assets in markets that are not active.

The Company measures certain financial assets, including equity method investments and equity investments without readily determinable fair value at fair value on a non-recurring basis only if an impairment loss or upward valuation were to be recognized.

As of December 31, 2025, assets measured at fair value are summarized below:

Fair value measurement at December 31, 2025 using
Significant
		Quoted prices in	other
	Total Fair	active markets	observable	Significant
	Value at	for identical	inputs	unobservable	Fair value
	December 31, 2025	assets (Level 1)	(Level 2)	inputs (Level 3)	adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis:
Equity investment with readily determinable fair value	5,090	—	5,090	—	90
Total assets measured at fair value	5,090	—	5,090	—	90

As of December 31, 2024, there was no assets measured at fair value on a recurring basis.

As of December 31, 2024 and 2025, there was no assets measured at fair value on a non-recurring basis.